Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Notes and other explanatory information [abstract]
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%
Statutory income tax rates applied to accounting income	$ 2,739	$ 3,280
Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	518	50
Permanent differences and other items	993	1,222
Benefit of tax losses not recognized	2,576	779
Total provision for income taxes	$ 6,826	$ 5,331